Trade Receivables - Movement in allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in the allowance for doubtful accounts
Balance at beginning of the year	R$ (63,434)	R$ (30,051)	R$ (13,419)
Additions	(26,610)	(34,684)	(17,392)
Receivables written off during the year as uncollectible	2,912	1,301	760
Balance at end of year	R$ (87,132)	R$ (63,434)	R$ (30,051)